Earnings Per Common Share (EPS) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Common Share (EPS)
Shares used in the calculation of diluted EPS

	Three Months Ended
	Jun 30, 2021	Jun 30, 2020
Weighted average common shares outstanding	1,977,959	1,976,354
Dilutive effect of stock options and restricted stock units	—	—
Weighted average common and common equivalent shares outstanding	1,977,959	1,976,354

	Six Months Ended
	Jun 30, 2021	Jun 30, 2020
Weighted average common shares outstanding	1,977,368	1,976,354
Dilutive effect of stock options and restricted stock units	—	—
Weighted average common and common equivalent shares outstanding	1,977,368	1,976,354

	Dec 31, 2020	Dec 31, 2019
Weighted average common shares outstanding	1,976,354	1,980,253
Dilutive effect of stock options and restricted stock units	—	—
Weighted average common and common equivalent shares outstanding	1,976,354	1,980,253